Information by Segment - Summary of Comprehensive Income by Segment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	$ 4,380,245,993	$ 4,956,431,863	$ 2,855,229,535
Total Revenues	4,262,591,097	4,379,000,090	2,829,682,404
Other operating income	117,654,896	577,431,773	25,547,131
Total raw materials and consumables used	(2,995,585,459)	(3,399,524,067)	(2,011,305,404)
Energy purchases	(1,785,282,844)	(1,885,218,041)	(1,296,992,284)
Fuel consumption	(536,292,557)	(587,063,837)	(374,868,794)
Energy transmission cost	(321,591,798)	(295,519,943)	(151,738,224)
Contribution Margin	1,384,660,534	1,556,907,796	843,924,131
Other work performed by the entity and capitalized	39,629,466	44,569,685	31,157,196
Employee benefits expense	(172,787,800)	(158,239,393)	(163,345,154)
Other expenses, by nature	(212,543,865)	(269,034,847)	(189,550,825)
GROSS OPERATING INCOME	767,761,218	912,357,237	259,593,663
Depreciation and amortization expense	(253,399,784)	(238,272,951)	(210,927,656)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(7,023,888)	(1,547,699)	(32,898,854)
Impairment gain and reversals from impairment losses (impairment losses) in accordance with IFRS 9 (4)	(10,773,445)	(22,025,354)	(18,765,175)
FINANCIAL RESULT	(88,384,367)	(118,939,105)	(157,059,564)
Total Financial Income	134,253,836	50,414,585	26,420,400
Other financial income	7,966,721	2,028,557	507,209
Financial Costs	(247,067,556)	(193,618,033)	(174,043,116)
Income from indexation units	25,285,703	5,862,890	5,897,520
Foreign exchange profits (losses)	(856,350)	18,401,453	(15,334,368)
Share of profit of associates and joint ventures accounted for using the equity method	5,702,088	3,281,241	3,177,409
Other gains (losses)	221,846,937	981,981,296	10,137,284
Profit (loss) before taxes	906,925,876	1,778,680,669	115,848,792
Income tax expense	(226,912,485)	(469,696,880)	(15,138,658)
Profit (loss)	680,013,391	1,308,983,789	100,710,134
Profit (loss) attributable to owners of the parent	633,455,775	1,252,082,258	85,153,969
Profit (loss) attributable to non-controlling interests	46,557,616	56,901,531	15,556,165
Operating Segments [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	4,380,245,993	4,956,431,863	2,855,229,535
Total Revenues	4,262,591,097	4,379,000,090	2,829,682,404
Energy sales	3,690,958,879	3,555,216,142	2,585,248,169
Other sales	510,542,878	716,907,816	156,910,502
Other services rendered	61,089,340	106,876,132	87,523,733
Other operating income	117,654,896	577,431,773	25,547,131
Total raw materials and consumables used	(2,995,585,459)	(3,399,524,067)	(2,011,305,404)
Energy purchases	(1,785,282,844)	(1,885,218,041)	(1,296,992,284)
Fuel consumption	(536,292,557)	(587,063,837)	(374,868,794)
Energy transmission cost	(321,591,798)	(295,519,943)	(151,738,224)
Other miscellaneous supplies and services	(352,418,260)	(631,722,246)	(187,706,102)
Contribution Margin	(1,384,660,534)	(1,556,907,796)	(843,924,131)
Other work performed by the entity and capitalized	39,629,466	44,569,685	31,157,196
Employee benefits expense	(172,787,800)	(158,239,393)	(163,345,154)
Other expenses, by nature	(212,543,865)	(269,034,847)	(189,550,825)
GROSS OPERATING INCOME	1,038,958,335	1,174,203,241	522,185,348
Depreciation and amortization expense	(253,399,784)	(238,272,951)	(210,927,656)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(7,023,888)	(1,547,699)	(32,898,854)
Impairment gain and reversals from impairment losses (impairment losses) in accordance with IFRS 9 (4)	(10,773,445)	(22,025,354)	(18,765,175)
OPERATING INCOME	(767,761,218)	(912,357,237)	(259,593,663)
FINANCIAL RESULT	88,384,367	118,939,105	157,059,564
Total Financial Income	134,253,836	50,414,585	26,420,400
Cash and cash equivalents	34,603,188	19,898,958	3,259,801
Other financial income	99,650,648	30,515,627	23,160,599
Financial Costs	(247,067,556)	(193,618,033)	(174,043,116)
Bank loans	(31,817,545)	(11,590,144)	(2,727,697)
Secured and unsecured obligations	(89,158,452)	(92,414,063)	(85,990,347)
Other	(126,091,559)	(89,613,826)	(85,325,072)
Income from indexation units	25,285,703	5,862,890	5,897,520
Foreign exchange profits (losses)	(856,350)	18,401,453	(15,334,368)
Share of profit of associates and joint ventures accounted for using the equity method	5,702,088	3,281,241	3,177,409
Other gains (losses)	(221,846,937)	(981,981,296)	(10,137,284)
Gain (loss) from other investments	217,451,678	981,170,520	10,137,284
Gain (loss) from the sale of assets	4,395,259	810,776
Profit (loss) before taxes	906,925,876	1,778,680,669	115,848,792
Income tax expense	(226,912,485)	(469,696,880)	(15,138,658)
PROFIT (LOSS)	680,013,391	1,308,983,789	100,710,134
Profit (loss)	680,013,391	1,308,983,789	100,710,134
Profit (loss) attributable to owners of the parent	633,455,775	1,252,082,258	85,153,969
Profit (loss) attributable to non-controlling interests	46,557,616	56,901,531	15,556,165
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	3,276,386,938	3,877,758,513	1,953,287,738
Total Revenues	3,164,037,940	3,302,181,412	1,934,131,175
Energy sales	2,695,962,741	2,625,836,969	1,803,343,706
Other sales	463,955,105	672,104,106	129,626,809
Other services rendered	4,120,094	4,240,337	1,160,660
Other operating income	112,348,998	575,577,101	19,156,563
Total raw materials and consumables used	(2,077,670,582)	(2,573,293,127)	(1,346,981,551)
Energy purchases	(948,153,270)	(1,102,539,973)	(660,360,745)
Fuel consumption	(536,292,557)	(587,063,837)	(374,868,794)
Energy transmission cost	(290,452,424)	(305,760,332)	(159,477,763)
Other miscellaneous supplies and services	(302,772,331)	(577,928,985)	(152,274,249)
Contribution Margin	(1,198,716,356)	(1,304,465,386)	(606,306,187)
Other work performed by the entity and capitalized	25,505,720	23,738,963	13,352,715
Employee benefits expense	(86,389,203)	(72,744,313)	(71,617,409)
Other expenses, by nature	(146,245,510)	(195,666,710)	(126,899,337)
GROSS OPERATING INCOME	991,587,363	1,059,793,326	421,142,156
Depreciation and amortization expense	(200,466,363)	(183,459,507)	(164,579,061)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(7,023,888)	(2,286,438)	(33,035,731)
Impairment gain and reversals from impairment losses (impairment losses) in accordance with IFRS 9 (4)	90,538	(1,992,280)	(691,132)
OPERATING INCOME	(784,187,650)	(872,055,101)	(222,836,232)
FINANCIAL RESULT	23,516,358	85,132,092	62,697,134
Total Financial Income	89,621,150	13,008,285	8,178,108
Cash and cash equivalents	651,382	18,295	29,479
Other financial income	88,969,768	12,989,990	8,148,629
Financial Costs	(147,833,749)	(115,872,168)	(94,212,401)
Bank loans	(13,677)	(347,388)	(2,465,972)
Secured and unsecured obligations	(48,465,752)	(50,378,424)	(47,518,870)
Other	(99,354,320)	(65,146,356)	(44,227,559)
Income from indexation units	19,385,143	609,680	3,385,938
Foreign exchange profits (losses)	15,311,098	17,122,111	19,951,221
Share of profit of associates and joint ventures accounted for using the equity method	6,802,958	4,014,081	3,157,673
Other gains (losses)	(8,285,111)	(935,428)	(10,137,284)
Gain (loss) from other investments	1,833,289	124,652	10,137,284
Gain (loss) from the sale of assets	6,451,822	810,776
Profit (loss) before taxes	775,759,361	791,872,518	173,434,055
Income tax expense	(191,408,432)	(151,330,979)	(24,666,990)
PROFIT (LOSS)	584,350,929	640,541,539	148,767,065
Profit (loss)	584,350,929	640,541,539	148,767,065
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	1,511,618,986	1,454,721,924	1,201,833,293
Total Revenues	1,504,847,651	1,449,144,572	1,193,549,267
Energy sales	1,455,710,472	1,334,971,825	1,103,758,191
Other sales	5,416,211	6,719,051	5,347,333
Other services rendered	43,720,968	107,453,696	84,443,743
Other operating income	6,771,335	5,577,352	8,284,026
Total raw materials and consumables used	(1,321,193,173)	(1,194,700,166)	(974,857,661)
Energy purchases	(1,235,044,187)	(1,139,342,609)	(933,785,293)
Energy transmission cost	(52,134,074)	(17,909,689)	(12,947,272)
Other miscellaneous supplies and services	(34,014,912)	(37,447,868)	(28,125,096)
Contribution Margin	(190,425,813)	(260,021,758)	(226,975,632)
Other work performed by the entity and capitalized	11,265,189	16,574,703	17,403,271
Employee benefits expense	(37,799,634)	(39,078,134)	(49,357,037)
Other expenses, by nature	(71,513,304)	(77,662,552)	(71,488,295)
GROSS OPERATING INCOME	92,378,064	159,855,775	123,533,571
Depreciation and amortization expense	(50,976,045)	(56,293,022)	(47,931,057)
Impairment gain and reversals from impairment losses (impairment losses) in accordance with IFRS 9 (4)	(10,068,805)	(20,030,616)	(17,419,025)
OPERATING INCOME	(31,333,214)	(83,532,137)	(58,183,489)
FINANCIAL RESULT	22,406,029	20,577,980	11,685,010
Total Financial Income	35,168,522	29,585,814	19,109,146
Cash and cash equivalents	2,946,011	4,038,512	1,093,452
Other financial income	32,222,511	25,547,302	18,015,694
Financial Costs	(55,938,128)	(50,482,680)	(30,325,667)
Bank loans	(12,988)	(184)
Other	(55,925,140)	(50,482,496)	(30,325,667)
Income from indexation units	5,199,031	4,023,279	1,851,124
Foreign exchange profits (losses)	(6,835,454)	(3,704,393)	(2,319,613)
Share of profit of associates and joint ventures accounted for using the equity method			361
Other gains (losses)	910,726		(2,171,056)
Gain (loss) from other investments			2,171,056
Gain (loss) from the sale of assets	(910,726)
Profit (loss) before taxes	8,016,459	62,954,157	48,669,896
Income tax expense	5,986,351	7,698,062	2,275,431
PROFIT (LOSS)	14,002,810	70,652,219	50,945,327
Profit (loss)	14,002,810	70,652,219	50,945,327
Material reconciling items [member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	(407,759,931)	(376,048,574)	(299,891,496)
Total Revenues	(406,294,494)	(372,325,894)	(297,998,038)
Energy sales	(460,714,334)	(405,592,652)	(321,853,728)
Other sales	41,171,562	38,084,659	21,936,360
Other services rendered	13,248,278	(4,817,901)	1,919,330
Other operating income	(1,465,437)	(3,722,680)	(1,893,458)
Total raw materials and consumables used	403,278,296	368,469,226	310,533,808
Energy purchases	397,914,613	356,664,541	297,153,754
Energy transmission cost	20,994,700	28,150,078	20,686,811
Other miscellaneous supplies and services	(15,631,017)	(16,345,393)	(7,306,757)
Contribution Margin	4,481,635	7,579,348	(10,642,312)
Other work performed by the entity and capitalized	2,858,557	4,256,019	401,210
Employee benefits expense	(48,598,963)	(46,416,946)	(42,370,708)
Other expenses, by nature	(5,214,949)	(4,294,415)	(8,836,807)
GROSS OPERATING INCOME	(45,007,092)	(45,445,860)	(22,490,379)
Depreciation and amortization expense	(1,957,376)	1,479,578	1,582,462
Impairment losses (reversal of impairment losses) recognized in profit or loss		738,739	136,877
Impairment gain and reversals from impairment losses (impairment losses) in accordance with IFRS 9 (4)	(795,178)	(2,458)	(655,018)
OPERATING INCOME	47,759,646	43,230,001	21,426,058
FINANCIAL RESULT	42,461,980	13,229,033	82,677,420
Total Financial Income	9,464,164	7,820,486	(866,854)
Cash and cash equivalents	31,005,795	15,842,151	2,136,870
Other financial income	(21,541,631)	(8,021,665)	(3,003,724)
Financial Costs	(43,295,679)	(27,263,185)	(49,505,048)
Bank loans	(31,790,880)	(11,242,572)	(261,725)
Secured and unsecured obligations	(40,692,700)	(42,035,639)	(38,471,477)
Other	29,187,901	26,015,026	(10,771,846)
Income from indexation units	701,529	1,229,931	660,458
Foreign exchange profits (losses)	(9,331,994)	4,983,735	(32,965,976)
Share of profit of associates and joint ventures accounted for using the equity method	(1,100,870)	(732,840)	19,375
Other gains (losses)	(214,472,552)	(981,045,868)	2,171,056
Gain (loss) from other investments	215,618,389	981,045,868	(2,171,056)
Gain (loss) from the sale of assets	(1,145,837)
Profit (loss) before taxes	123,150,056	923,853,994	(106,255,159)
Income tax expense	(41,490,404)	(326,063,963)	7,252,901
PROFIT (LOSS)	81,659,652	597,790,031	(99,002,258)
Profit (loss)	$ 81,659,652	$ 597,790,031	$ (99,002,258)